Contingencies and Commitments	12 Months Ended
Dec. 31, 2025
Contingencies and Commitments [Abstract]
Contingencies and Commitments
28.	Contingencies and Commitments:

(a)	The Bank and its subsidiaries have exposures associated with contingent loans and other liabilities according to the following detail:

(a.1)	Contingent loans:

	2025	2024
	MCh$	MCh$
Guarantees and sureties
Guarantees and sureties in domestic currency	—	—
Guarantees and sureties in foreign currency	288,710	336,737

Letters of credit for goods circulation operations	449,759	442,216

Debt purchase commitments in local currency abroad	—	—

Transactions related to contingent events
Transactions related to contingent events in domestic currency	2,563,484	2,544,288
Transactions related to contingent events in foreign currency	609,777	580,338

Undrawn credit lines with immediate termination
Available balance of lines of credit and agreed overdraft in current account – commercial loans	1,764,560	1,642,163
Available balance of lines of credit on credit card – commercial loans	370,983	359,638
Available balance of lines of credit and agreed overdraft in current account – consumer loans	1,501,358	1,497,076
Available balance of lines of credit on credit card – consumer loans	7,816,881	7,626,423
Available balance of lines of credit and agreed overdraft in current account – due from banks loans	—	—

Undrawn credit lines	—	—

Other commitments
Credits for higher studies Law No. 20,027 (CAE)	—	—
Other irrevocable credit commitments	69,191	51,889

Other credit commitments	—	—

Total	15,434,703	15,080,768
(a.2)	Responsibilities assumed to meet customer needs:

	2025	2024
	MCh$	MCh$

Transactions on behalf of third parties
Collections	138,556	214,446
Placement or sale of financial instruments	—	—
Transferred financial assets managed by the bank	—	—
Third-party resources managed by the bank	1,635,950	1,147,660
Subtotal	1,774,506	1,362,106

Securities custody
Securities in custody by a banking subsidiary	9,719,621	7,443,549
Securities in custody by the bank	4,438,522	3,318,810
Securities in custody deposited in another entity	29,035,809	19,509,831
Securities issued by the bank	—	—
Subtotal	43,193,952	30,272,190

Total	44,968,458	31,634,296

(b)	Lawsuits and legal proceedings:

(b.1)	Normal judicial contingencies in the industry:

At the date of issuance of these Consolidated Financial Statements, there are legal actions filed against the Bank related with the ordinary course operations. As of December 31, 2025, the Bank maintain provisions for judicial contingencies amounting to Ch$2,037 million (Ch$1,592 million as of December 2024), which are part of the item “Provisions for contingencies” in the Statement of Financial Position.

The estimated end dates of the related legal contingencies are as follows:

	As of December 31, 2025
	2026	2027	2028	2029	2030	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Legal contingencies	596	1,441	—	—	—	2,037

(b.2)	Contingencies for significant lawsuits:

As of December 31, 2025 and 2024, there are not significant lawsuits in court that affect or may affect these Consolidated Financial Statements.

(c)	Guarantees granted by operations:

(i)	In the subsidiary Banchile Administradora General de Fondos S.A.:

In compliance with Article No, 12 of Law No. 20,712, Banchile Administradora General de Fondos S.A., has designated Banco de Chile as the representative of the beneficiaries of the guarantees it has established, and in such role the Bank has issued bank guarantees totaling UF 4,879,700 maturing January 8, 2026. The subsidiary engaged a policy with Mapfre Seguros Generales S.A. for the Real State Funds by a guaranteed amount of UF 722,700.

As of December 31, 2025 and 2024, the Bank has not guaranteed mutual funds.

(ii)	In subsidiary Banchile Corredores de Bolsa S.A.:

For the purposes of ensuring correct and full compliance with all of its obligations as broker-dealer entity, in conformity with the provisions from Article 30 et seq of Law No. 18,045 on the Securities Markets, the subsidiary established a guarantee in an insurance policy for UF 20,000, insured by Mapfre Seguros Generales S.A., that matures on April 22, 2026, whereby the Securities Exchange of the Santiago Stock Exchange was appointed as the subsidiary’s creditor representative.

	2025	2024
Guarantees:	MCh$	MCh$
Shares received as collateral for simultaneous transactions:
Santiago Securities Exchange, Stock Exchange	23,244	9,171
Electronic Chilean Securities Exchange, Stock Exchange	37,559	32,024

Fixed income securities delivered to guarantee CCLV system:
Santiago Securities Exchange, Stock Exchange	9,840	7,843

Fixed income securities as collateral for the Santiago Stock Exchange	2,148	2,148

Shares delivered to guarantee equity lending and short-selling:
Santiago Securities Exchange, Stock Exchange	—	4,744

Cash guarantees received for operations with derivatives	8,477	3,931
Cash guarantees for operations with derivatives	2	4,043

Equity securities received for operations with derivatives:
Electronic Chilean Securities Exchange, Stock Exchange	—	101
Depósito Central de Valores S.A.	1,635	2,227

Total	82,905	66,232

In conformity with the internal regulation of the stock exchanges in which it participates, and for the purpose of ensuring its proper performance, the subsidiary Banchile Corredores de Bolsa S.A maintains in favor of the Santiago Stock Exchange a guarantee in fixed income financial instruments equivalent to Ch$2,148 million. It also maintains a pledge in favor of the Electronic Stock Exchange for three hundred thousand shares of said institution.

Banchile Corredores de Bolsa S.A. keeps an insurance policy current with Chubb Seguros Chile S.A. that expires June 30, 2026, this considers matters of employee fidelity, physical losses, falsification or adulteration, and currency fraud with a coverage amount equivalent to US$20,000,000.

It also provided a bank guarantee in the amount of UF 410,800 for the benefit of investors in portfolio management contracts. This bank guarantee is revaluated in UF to fixed term, non-endorsable and has a maturity date of January 8, 2026.

It also provided a cash guarantee in the amount of US$122,494.32 for the purpose of complying with the obligations to Pershing, for any operations conducted through that broker, additionally, there are US$724,107.72 for variable equity operations.

A guarantee of UF 10,000 has been constituted, to guarantee compliance with the investment portfolio management service contract. Such guarantee corresponds to a non-endorsable fixed-term indexable bond in UF issued by Banco de Chile effective through January 27, 2026.

(iii)	In subsidiary Banchile Corredores de Seguros Ltda.

According to established in article 58, letter D of D.F.L. 251, as of December 31, 2025 the entity maintains two insurance policies effective from April 15, 2025 to April 14, 2026 which protect it against of potential damages caused by infractions of the law, regulations and complementary rules that regulate insurance brokers, especially when the non-compliance comes from acts, errors or omissions of the broker, its representatives, agents or dependents that participate in the intermediation.

The policies engaged are the following:

Matter insured	Amount Insured (UF)

Errors and omissions liability policy	500
Civil responsibility policy	60,000

(d)	Through Exempt Resolution No. 270 dated October 30, 2014, the Superintendency of Securities and Insurance (currently the Financial Market Commission) imposed a fine of UF 50,000 to Banchile Corredores de Bolsa S.A. for violations of the second paragraph of article 53 of the Securities Market Law. The company filed a claim with the competent Civil Court requesting the annulment of the fine. On December 10, 2019, a judgement in the case was issued reducing the fine to the amount of UF 7,500, which was confirmed in the second instance by the Illustrious Court of Appeals of Santiago. The intervening parties filed cassation appeals in form and substance with the Supreme Court against the sentence in second instance. On August 13, 2024 the Supreme Court ordered the hearing of the case, which is pending as of this date.

The company has not made provisions considering that the Bank’s legal advisors in charge of the procedure estimate that there are solid grounds that the claim filed by Banchile Corredores de Bolsa S.A. can be accepted.